Long-Term Investments - Schedule of Long-Term Investments (Parenthetical) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Apr. 30, 2018	Aug. 31, 2016
Sifive Inc | Equity Securities Without Readily Determinable Fair Value
Schedule Of Investments [Line Items]
Equity method investments	¥ 3,730	¥ 8,602
Equity method investment, ownership percentage	1.01%
Equity method investments, change in fair value	¥ 7,860
Greenwaves Technologies | Equity Securities Without Readily Determinable Fair Value
Schedule Of Investments [Line Items]
Equity method investments	¥ 19,906
Equity method investment, ownership percentage	8.33%
Huaying Fund
Schedule Of Investments [Line Items]
Equity method investments			¥ 50,000
Equity method investment, ownership percentage			49.50%
Sunny Infinity Ltd.
Schedule Of Investments [Line Items]
Equity method investments	¥ 49,091
Equity method investment, ownership percentage	23.00%
Equity method investments, change in fair value	¥ 0